Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes [Text Block]

Note 16 – Income Taxes

The aggregate amount of income taxes included in the Consolidated Statements of Income and the Consolidated Statements of Equity for the years ended December 31, were as follows:

(Dollars in thousands)	2014	2013	2012
Consolidated Statements of Income:
Income tax expense/(benefit) related to continuing operations	$84,185	$(19,389)	$(72,028)
Income tax expense/(benefit) related to discontinued operations	-	343	93
Consolidated Statements of Equity:
Income tax expense/(benefit) related to:
Pension and postretirement plans	(42,842)	39,394	(2,875)
Unrealized gains/(losses) on investment securities available-for-sale	18,135	(41,761)	(7,525)
Share-based compensation	7,220	1,569	4,140
Total	$66,698	$(19,844)	$(78,195)

Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2014-01, “Equity Method and Joint Venture: Accounting for Investments in Qualified Affordable Housing Projects.” See Note 1 – Summary of Significant Accounting Policies for additional information.

The components of income tax expense/(benefit) related to continuing operations for the years ended December 31, were as follows:

(Dollars in thousands)	2014	2013	2012
Current:
Federal	$83,916	$2,971	$6,895
State	(3,461)	(13,792)	(9,725)
Foreign	1	10	33
Deferred:
Federal	(157)	4,771	(58,742)
State	3,872	(13,312)	(10,488)
Foreign	14	(37)	(1)
Total	$84,185	$(19,389)	$(72,028)

Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2014-01, “Equity Method and Joint Venture: Accounting for Investments in Qualified Affordable Housing Projects.” See Note 1 – Summary of Significant Accounting Policies for additional information.

A reconciliation of expected income tax expense/(benefit) at the federal statutory rate of 35 percent to the total income tax expense from continuing operations follows:

(Dollars in thousands)	2014	2013	2012
Federal income tax rate	35%	35%	35%
Tax computed at statutory rate	$111,381	$6,451	$(30,635)
Increase/(decrease) resulting from:
State income taxes	8,786	(2,138)	(3,587)
Bank owned life insurance ("BOLI")	(6,671)	(6,646)	(7,428)
401(k) - employee stock ownership plan ("ESOP")	(659)	(568)	(155)
Tax-exempt interest	(5,798)	(5,094)	(4,469)
Non-deductible expenses	829	963	1,175
LIHTC qualifying investments	2,284	8,834	7,625
Tax credits	(11,392)	(13,340)	(18,125)
Subsidiary liquidation	-	-	(6,733)
Change in valuation allowance - DTA	(13,168)	(4,427)	-
Other changes in unrecognized tax benefits	(1,570)	(5,106)	(8,981)
Other	163	1,682	(715)
Total	$84,185	$(19,389)	$(72,028)

Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2014-01, “Equity Method and Joint Venture: Accounting for Investments in Qualified Affordable Housing Projects.” See Note 1 – Summary of Significant Accounting Policies for additional information.

A deferred tax asset (“DTA”) or deferred tax liability (“DTL”) is recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax consequence is calculated by applying enacted statutory tax rates, applicable to future years, to these temporary differences. In order to support the recognition of the DTA, FHN’s management must believe that the realization of the DTA is more likely than not. FHN evaluates the likelihood of realization of the DTA based on both positive and negative evidence available at the time, including (as appropriate) scheduled reversals of DTLs, projected future taxable income, tax planning strategies, and recent financial performance. Realization is dependent on generating sufficient taxable income prior to the expiration of the carryforwards attributable to the DTA. In projecting future taxable income, FHN incorporates assumptions including the estimated amount of future state and federal pretax operating income, the reversal of temporary differences, and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgment about the forecasts of future taxable income and are consistent with the plans and estimates used to manage the underlying business.

As of December 31, 2014, the gross DTA is $391.2 million. The gross DTL is $86.0 million as of December 31, 2014. Management has assessed the ability to realize the gross DTA based on positive and negative evidence and on the basis of this evaluation, a valuation allowance of $44.6 million was recorded as of December 31, 2014. The valuation allowance is primarily attributable to capital loss carryforwards of $44.4 million. Management believes it is more likely than not that the benefit of the capital loss carryover to 2015 will not be realized because there is uncertainty as to whether FHN will generate capital gains over the five year carryforward period. The DTA after the valuation allowance is $346.6 million as of December 31, 2014. Although realization is not assured, FHN believes that its ability to realize the net DTA is more likely than not.

Temporary differences which gave rise to deferred tax assets and deferred tax liabilities on December 31, 2014 and 2013 were as follows:

(Dollars in thousands)	2014	2013
Deferred tax assets:
Loss reserves	$100,569	$94,170
Employee benefits	136,007	97,246
Investment in partnerships	2,075	2,032
Foreclosed property	1,205	901
Accrued expenses	31,613	25,158
Investment in AFS securities	-	6,874
Capital loss carryforwards	44,445	51,876
Credit carryforwards	39,196	98,919
Federal NOL carryforwards	-	4,184
State NOL carryforwards	15,279	29,422
Unrecognized tax benefits	1,915	3,103
Other	18,902	21,760
Gross deferred tax assets	391,206	435,645
Valuation allowance	(44,584)	(57,752)
Deferred tax assets after valuation allowance	$346,622	$377,893
Deferred tax liabilities:
Capitalized mortgage servicing rights	$337	$25,245
Depreciation and amortization	22,353	46,209
Federal Home Loan Bank stock	9,383	17,426
Investment in AFS securities	11,639	-
Other intangible assets	30,888	28,417
Prepaid expenses	9,874	9,752
Other	1,570	2,958
Gross deferred tax liabilities	86,044	130,007
Net deferred tax assets	$260,578	$247,886

Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2014-01, “Equity Method and Joint Venture: Accounting for Investments in Qualified Affordable Housing Projects.” See Note 1 – Summary of Significant Accounting Policies for additional information.

The total unrecognized tax benefits ("UTB") at December 31, 2014 and December 31, 2013, was $5.2 million and $6.6 million, respectively. FHN is currently in audit in several jurisdictions. It is reasonably possible that the UTB could decrease by $2.1 million during 2015 if audits are completed and settled and if the applicable statutes of limitations expire as scheduled. FHN recognizes interest accrued and penalties related to UTB within income tax expense. FHN had approximately $.9 million and $2.0 million accrued for the payment of interest as of December 31, 2014 and December 31, 2013, respectively.

The rollforward of unrecognized tax benefits is shown below:

(Dollars in thousands)
Balance at December 31, 2012	$17,638
Increases related to prior year tax positions	-
Decreases related to prior year tax positions	(1,688)
Settlements	(7,386)
Lapse of statutes	(1,943)
Balance at December 31, 2013	$6,621
Increases related to prior year tax positions	960
Increases related to current year tax positions	868
Lapse of statutes	(3,242)
Balance at December 31, 2014	$5,207